Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Baosheng Media Group Holdings Ltd
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BAOS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	20,400,000
Entity Central Index Key	0001811216
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Shell Company Report	false
Document Registration Statement	false